Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Marketable Available-for-Sale Securities

Marketable available-for-sale securities as of December 31, 2013 consist of the following (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
As of December 31, 2013:
Corporate debt securities	$6,355	$3	$(2)	$6,356
Asset-backed securities	486	1	—	487

	$6,841	$4	$(2)	$6,843